Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	December 31, 2023	June 30, 2024
	RM	RM	USD
At beginning of year / period	744,959	1,255,340	266,120
Additions	886,093	-	-
Finance cost	30,288	24,327	5,157
Payment	(406,000)	(375,642)	(79,632)
At of end of year / period	1,255,340	904,025	191,645

Future lease payment payable:
- Not later than one year	732,498	664,284	140,823
- More than one year to five years	564,483	280,467	59,456
Total future minimum lease payments	1,296,981	944,751	200,279
Less: Future finance charges	(41,641)	(40,726)	(8,634)
	1,255,340	904,025	191,645

Schedule of Lease Liabilities at the End of the Reporting Period	The lease liabilities at the end of the reporting period bear weighted average incremental borrowing rate of 4.31% (2023: 4.31%) per annum.
	December 31, 2023	June 30, 2024
	RM	RM	USD
Depreciation of right-of-use asset	424,837	332,249	70,433
Interest expense on lease liabilities	30,288	24,327	5,157
Lease expense not capitalised in lease liabilities:
-expense relating to short-term lease	232,081	269,160	57,059
Total amount recognised in profit or loss	687,206	625,736	132,649